UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-23c-3

Notification of Repurchase Offer

Pursuant to Rule 23c-3

1.	Investment Company Act File	Date of Notification

	811-23457	February 3, 2020

2.	Exact name of investment company as specified in registration statement:

HARTFORD SCHRODERS OPPORTUNISTIC INCOME FUND

3.	Address of principal executive office: (number, street, city, state, zip code)

690 LEE ROAD
WAYNE, PENNSYLVANIA 19087

4.	Check one of the following:

A.	☒	The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B.	☐	The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C.	☐	The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

By:	/s/ Alice A. Pellegrino
Name: Alice A. Pellegrino
Title: Vice President and Assistant Secretary

Hartford Schroders Opportunistic Income Fund

NOTICE OF QUARTERLY REPURCHASE OFFER

If you own shares through a financial intermediary and wish to sell your shares, contact your financial intermediary or financial professional.

**IF YOU DO NOT WISH TO SELL YOUR SHARES AT THIS TIME, PLEASE DISREGARD THIS NOTICE**

January 31, 2020

Dear Hartford Schroders Opportunistic Income Fund Shareholder,

Thank you for your investment. The purpose of this Notice is to announce a quarterly repurchase offer for the Hartford Schroders Opportunistic Income Fund (the “Fund”). The Fund is a closed-end interval fund that offers shares that are not redeemable daily for cash. To provide shareholders with some liquidity, the Fund has adopted a quarterly share repurchase program to repurchase a portion of its outstanding shares at net asset value (“NAV”) on a specified repurchase date, as discussed below. You can generally only tender shares for repurchase during one of the Fund’s scheduled quarterly repurchase offer periods.

The repurchase offer period will begin on January 31, 2020 and end, unless extended, on February 26, 2020 (“Repurchase Request Deadline”). If you own shares through a broker/dealer or advisor, please contact your financial professional.

If you are not interested in tendering your shares for repurchase at this time, you may disregard this letter and take no action. If you do wish to tender shares, you may do so in one of the following ways:

1.	If your shares are held through a financial adviser, broker/dealer or other financial intermediary, please ask your financial adviser, broker/dealer or other financial intermediary to submit a repurchase request for you. You may be charged a transaction fee for this service by your financial adviser, broker/dealer or other financial intermediary. Please consider financial intermediary processing time that may be needed prior to the Repurchase Request Deadline.

2.	If you hold your shares directly with the Fund and are unable to contact your financial professional and wish to tender shares you can alternatively complete, sign and date the attached repurchase request form (“Repurchase Request Form”). Please send the completed and executed Repurchase Request Form to: Hartford Funds, P.O. Box 219060, Kansas City, MO 64121-9060 (standard delivery) or Hartford Funds, 430 W 7th Street, Suite 219060, Kansas City, MO 64105-1407 (express mail).

All Repurchase Requests must be completed in proper form and received by Hartford Administrative Services Company (the “Transfer Agent”) by 4:00 p.m., Eastern Time, on February 26, 2020, to be effective.

Please note that a repurchase of shares by the Fund may be a taxable event; consult your financial adviser or tax adviser for more information.

For details of the offer, please refer to the Fund’s current Prospectuses and the attached Repurchase Offer document, or you may call us at 1-888-843-7824.

Sincerely,

Hartford Schroders Opportunistic Income Fund

The Repurchase Request Deadline will be strictly observed. If you fail to submit your repurchase request in proper form to the Transfer Agent prior to the Repurchase Request Deadline, the Fund will not repurchase your shares or a portion thereof until a subsequent quarterly repurchase offer, at which time you must submit a new repurchase request for that offer. Shares would be subject to net asset value fluctuation during that time.

Hartford Schroders Opportunistic Income Fund

REPURCHASE OFFER

1. The Offer. Hartford Schroders Opportunistic Income Fund (the “Fund”) is offering to repurchase, for cash, up to 5% of its issued and outstanding common shares of beneficial interest (“Repurchase Offer Amount”) at a price equal to the net asset value (“NAV”) of the applicable class of shares as of the close of regular trading hours on the New York Stock Exchange (normally, 4:00 p.m., Eastern Time) on the Repurchase Pricing Date (defined below). The purpose of this repurchase offer (the “Repurchase Offer”) is to provide a level of liquidity to shareholders since no secondary market exists for the Fund’s shares. This Repurchase Offer is not conditioned on the tender of any minimum number of shares. This Repurchase Offer is made subject to the terms and conditions made in this Repurchase Offer and the Fund’s currently effective prospectuses and statements of additional information, as amended or supplemented.

2. Net Asset Value. The NAV at which the Fund will repurchase shares will not be calculated until the Repurchase Pricing Date (defined below). The Fund’s NAV can fluctuate, prior to such time. Therefore, the NAV on the Repurchase Pricing Date may be higher or lower than the NAV stated above or the date on which you return your Repurchase Request Form. The current NAV may be obtained by calling 1-888-843-7824 and asking for the most recent price or by visiting hartfordfunds.com. The shares of the Fund are not traded on any organized market or securities exchange. As of January 27, 2020, the NAV per share of each class of the Fund’s shares was as follows:

Share Class	Net Asset Value per Share
Class A	$25.09
Class A2	$25.08
Class I	$25.10
Class SDR	$25.10

3. Repurchase Request Deadline. All Repurchase Request Forms must be received in proper form by 4:00 p.m., Eastern Time, on February 26, 2020.

4. Repurchase Pricing Date. The NAV used to calculate the repurchase price will be determined on March 4, 2020 (the “Repurchase Pricing Date”). This NAV may be higher or lower than the NAV on the date on which you return your Repurchase Request Form.

5. Payment for Shares Repurchased. The Fund expects to make payments for all shares repurchased no more than seven (7) calendar days from the Repurchase Pricing Date. The Fund will not charge a repurchase fee.

6. Increase in Number of Shares Repurchased. If shareholders tender for repurchase more than the Repurchase Offer Amount, the Fund may, but is not required to, repurchase an additional amount of shares not to exceed 2% of the outstanding shares of the Fund on the Repurchase Request Deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding shares on the Repurchase Request Deadline, the Fund will repurchase the shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than 100 shares and who tender all of their shares, before prorating other amounts tendered.

7. Withdrawal or Modification. Tenders of shares may be withdrawn or modified at any time prior to 4:00 p.m., Eastern Time, on February 26, 2020.

8. Suspension or Postponement of Repurchase Offer. The Fund may suspend or postpone this Repurchase Offer only by a vote of a majority of the members of the Fund’s board of trustees, including a majority of the independent trustees, and only in the following limited circumstances:

•	If the repurchase of shares would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code;

•	For any period during which the New York Stock Exchange or any other market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which such trading is restricted;

•	For any period during which an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or to determine the Fund’s NAV; and

•	For any other periods that the U.S. Securities and Exchange Commission may permit by order for the protection of shareholders.

9. Tax Consequences. You should review the tax information in the Fund’s prospectuses and statements of additional information and consult with your tax adviser regarding any specific consequences, including potential state and local tax consequences, of participating in the Repurchase Offer. Generally, any tender of shares to the Fund would be treated as a taxable event and any gain or loss would be treated as a capital gain or loss, either short or long term, depending on the length of time the shares have been held by you.

10. Fees. The Fund will not charge you any repurchase fees if you sell your shares pursuant to the Fund’s quarterly repurchase program; however, certain repurchases of Class A shares may be subject to a contingent deferred sales charge. If you tender your shares through your financial adviser, broker/dealer or other financial intermediary, you may be charged a transaction fee for this service by your financial adviser, broker/dealer or other financial intermediary.

11. Documents in Proper Form. All questions as to validity, form, eligibility (including time and receipt) and acceptance of tenders of shares will be determined by the Fund in its sole discretion. The determination by the Fund shall be final and binding. The Fund reserves the absolute right to reject any or all tenders of shares (even if such tenders are determined to be in good and proper form) and to refuse to accept for payment, purchase, or to pay for any shares if, in the opinion of the Fund’s counsel, accepting, purchasing or paying for such shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of this Repurchase Offer or any defect in any tender of shares, whether generally or with respect to any particular shares or shareholders. The Fund’s interpretations of the terms and conditions of this Repurchase Offer shall be final and binding. Unless waived, any defects or irregularities in connection with tenders of shares must be corrected within such times as the Fund shall, in its absolute discretion, decide. Tenders of shares will not be deemed to have been made until any defects or irregularities have been corrected or waived.

None of the Fund, Hartford Funds Management Company, LLC (the “Adviser”), Hartford Administrative Services Company (the “Transfer Agent”), Hartford Funds Distributor, LLC (the “Distributor”) nor any other person or entity is or will be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.

None of the Fund, the Adviser, the Transfer Agent, nor the Distributor is or will be obligated to ensure that your financial consultant, or any broker-dealer or any other third party through which your shares may be held or registered, submits to you this Repurchase Offer or submits your tender of shares to the Fund on your behalf.

Neither the Fund nor its board of trustees makes any recommendation to any shareholder as to whether to tender or refrain from tendering shares. Each shareholder must make an independent decision as to whether to tender shares and, if so, how many shares to tender. No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender shares pursuant to this Repurchase Offer. No person has been authorized to give any information or to make any representations in connection with this Repurchase Offer other than those contained herein, in the Repurchase Request Form, or in the Fund’s currently effective prospectuses or statements of additional information, as amended or supplemented. If given or made, such recommendation and such information and representation may not be relied upon as having been authorized by the Fund. For additional information about this Repurchase Offer, contact your financial professional.

Repurchase Request Form

Hartford Schroders Opportunistic Income Fund

Purpose

Use this repurchase form to tender shares for repurchase from your Hartford Schroders Opportunistic Income Fund account held directly with Hartford Funds.

If your Hartford Schroders Opportunistic Income Fund account is held through a financial adviser, broker, dealer or other financial intermediary, do not submit this form. Please contact your financial advisor, broker, dealer, or other financial intermediary to submit your repurchase request.

Shares will be repurchased at a price equal to their net asset value per share on the Repurchase Pricing date. An Authorized Person elected on the account application must submit this form via fax or mail prior to the Repurchase Request Deadline. The Repurchase Request Deadline will be strictly observed. If the request is not received by the transfer agent in good order prior to the Repurchase Request Deadline, the request will not be honored.

Repurchase Request Deadline is February 26, 2020

Section A - Account Information

Owner’s Name	Owner’s Account Number
Owner’s Social Security Number or Tax Identification Number	Owner’s Telephone Number

Section B – Repurchase Information

Fund Name and Share Class	Fund Ticker	Fund Number
Hartford Schroders Opportunistic Income Fund (Class SDR)	HSQRX	943

Select the Amount Requested:

☐ All Shares Owned
☐ Number of Shares:__________
☐ Dollar Amount: $__________

Note: if the redemption being requested is due to the death of the account owner, please call 888-843-7824 regarding any additional documents that may be required.

Section C – Payment Instruction

If no option is selected, (i) all proceeds from tenders processed for custodial accounts will be remitted to the custodian and (ii) all proceeds from tenders processed for non-custodial accounts will be remitted in the name of the owner(s) to the address of record for the owner(s).

Please select one of the following options:

1.	☐ Forward check to my current address of record (default)
☐ Forward	check to an alternate address: (medallion signature guarantee required)

MF-10105-1	This Hartford Schroders Opportunistic Income Fund Repurchase Form is valid only in conjunction with the Repurchase Offer Notice and Repurchase Offer Terms dated January 31, 2020	Page 1 of 5 (Rev. 01/20)

Repurchase Request Form - Hartford Schroders Opportunistic Income Fund

Alternate Mailing Address	City	State	Zip

Is this a Permanent Change of Address? ☐ Yes ☐ No

2.	☐ Deposit to current bank account of record via ACH (If multiple banks on record, please indicate below)

Financial Institution Name	Account Number

3.	☐ Deposit to the bank account below via ACH (all fields below are required)

Important: By signing this paperwork, you agree and confirm that your use of the Automated Clearing House (“ACH”) Network will not result in transfers to or from a financial institution outside of the United States. You also understand it is your responsibility to notify Hartford Funds if any changes to your status occur that may require funds to be sent to or from a financial institution outside of the United States.

Name of Financial Institution
Account Number at Financial Institution		Bank Routing Number (must be 9 digits - attach a voided check)
Account Type (please select one)	☐ Checking (attach a voided check) ☐ Savings (attach a deposit slip)
Bank Account Owner(s)

John Q. Public			0000
123 Main Street				Attach a voided check here.
Anywhere, ST 00000-0000				Please use tape instead of staples.
VOID
Pay to the order of ____________________ $				• No Starter Checks.
			Dollars	• Minimum ACH is $50 per fund per month.
__________________________________________				• ACH will arrive in 2-3 business days.
Any Bank				• There is no fee for this option.
Any Town, ST 00000
MEMO _____________________

|:000000000:|	0000000000	XXXX	_____________

Bank Routing Number	Account Number

Note: If the registration on the bank account is different from the registration on the Hartford Funds account or if this is a new or updated bank account on the record, we require a medallion signature guarantee.

MF-10105-1	This Hartford Schroders Opportunistic Income Fund Repurchase Form is valid only in conjunction with the Repurchase Offer Notice and Repurchase Offer Terms dated January 31, 2020	Page 2 of 5 (Rev. 01/20)

Repurchase Request Form - Hartford Schroders Opportunistic Income Fund

Section D - Cost Basis Information

Complete this section if you would like your shares removed with a different cost basis determination method than is currently on your account.

1.	Cost Basis Methods (review before completing Section D2)

First in, First Out (FIFO)	This method will remove shares based on the order purchased; shares purchased first will be removed first.
Last In, First Out (LIFO)	This method will remove shares based on the order purchased; shares purchased last will be removed first.
High Cost, First Out (HIFO)	This method will remove shares based on the cost per share; shares with the highest cost per share will be removed first.
Low Cost, First Out (LOFO)	This method will remove shares based on the cost per share; shares with the lowest cost per share will be removed first.
Loss/Gain Utilization (LGUT)

This method will remove shares based on the calculated gain or loss per share in the following order:

1. Short-term losses per share, in order of greatest loss per share to least

2. Long-term losses per share, in order of greatest loss per share to least

3. Long-term gains per share, in order of least gain per share to greatest

4. Short-term gains per share, in order of least gain per share to greatest

Specific Lot Identification (SLID)

This method allows you to identify specific shares to be depleted each time shares are sold to determine cost basis and any applicable gain or loss. If choosing this method, specific lots must be identified at the time of distribution.

Note: If specific lots are not identified, the method you have elected will be used to determine depletion order. If you have not elected a method, a FIFO depletion order will be used.

2.	Election Method Selection

Hartford Funds cannot offer tax advice. You should consult with a qualified tax advisor to determine the method that makes the most sense for you, or if you have tax questions regarding your account. The election method that you select will impact the order in which both covered and uncovered shares are removed from your account. Hartford Funds is required to provide cost basis reporting and holding information to the IRS for covered shares.

Elect a method for all shares included in this tender request:

First In, First Out (FIFO)	Last In, First Out (LIFO)	High Cost, First Out (HIFO)	Low Cost, First Out (LOFO)	Loss/Gain Utilization (LGUT)	Specific Lot Identification (SLID)
☐	☐	☐	☐	☐	☐

3.	Specific Lots to Deplete: Complete table below if SLID was chosen in Section D2.

Hartford Funds will remove all shares from the lots in the order in which they are listed below unless you tell us the specific number of shares to deplete from each lot.

Fund Name	Class	Number of Shares	Date Purchased
Hartford Schroders Opportunistic Income Fund	SDR
Hartford Schroders Opportunistic Income Fund	SDR
Hartford Schroders Opportunistic Income Fund	SDR
Hartford Schroders Opportunistic Income Fund	SDR

MF-10105-1	This Hartford Schroders Opportunistic Income Fund Repurchase Form is valid only in conjunction with the Repurchase Offer Notice and Repurchase Offer Terms dated January 31, 2020	Page 3 of 5 (Rev. 01/20)

Repurchase Request Form - Hartford Schroders Opportunistic Income Fund

Section E - Authorization and Acknowledgment

Shares are redeemed pursuant to the terms of the applicable Share Repurchase Program in the prospectus.

I understand that this quarterly repurchase offer is limited to the Fund’s outstanding shares identified in the repurchase notice provided with this form. I understand that if the offer is oversubscribed, the Fund may not repurchase the full amount of the shares that I am requesting, in which case the Fund will repurchase shares on a pro rata basis.

The undersigned has read and agrees to all of the terms of the Repurchase Offer.

The Signatory authorizes and instructs the Fund to make a cash payment (payable by check or wire transfer) for Shares accepted for purchase by the Fund, without interest thereon and less any applicable withholding taxes, to which the Signatory is entitled in accordance with the instructions in Section C “Payment Instruction” above. By executing this Repurchase Request Form, the Signatory hereby delivers to the Fund in connection with the Repurchase Offer the number of Shares indicated in Section B “Repurchase Information” above.

W-9 Certification - By signing below you agree that the following certification applies to each person signing.

Under penalties of perjury, I certify that:

1. The number shown on this form is my correct Social Security Number or Taxpayer Identification Number, and
2. I am not subject to backup withholding because: a) I am exempt from backup withholding, or b) I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or c) the IRS has notified me that I am no longer subject to backup withholding, and
3. I am a U.S. citizen or other U.S. person (including a U.S. resident alien) as defined in the instructions to IRS Form W-9, and
4. I am exempt from FATCA reporting (if applicable).

Certification Instructions: You must cross out item 2 above if you have been notified by the IRS that you are currently subject to backup withholding because you have failed to report all interest and dividends on your tax return.
If you do not provide a correct taxpayer identification number, you may be subject to a $50 IRS penalty.
The Internal Revenue Service does not require your consent to any provision of this document other than the certifi required to avoid backup withholding.

Medallion Signature Guarantee

A Medallion Signature Guarantee Stamp is required in the following circumstances:

•	Your address of record has changed within the past 30 days
•	You are selling more than $100,000 worth of shares
•	You are requesting payment be delivered to an address other than the address of record

Owner’s Name (print)

Owner’s Signature	Date Signed (mm/dd/yyyy)	Medallion Signature Guarantee Stamp Here

Joint Owner/Trustee/Legal Entity Representative/
UGMA/UTMA or Custodian/Power of Attorney

Joint Owner/Trustee/Legal Entity Representative/
UGMA/UTMA or Custodian/Power of Attorney Signature	Date Signed (mm/dd/yyyy)

MF-10105-1	This Hartford Schroders Opportunistic Income Fund Repurchase Form is valid only in conjunction with the Repurchase Offer Notice and Repurchase Offer Terms dated January 31, 2020	Page 4 of 5 (Rev. 01/20)

Repurchase Request Form - Hartford Schroders Opportunistic Income Fund

Fax this completed form to (888) 802-0039,
or mail it to the appropriate address below.

For standard mail delivery,	For private express mail,
please mail this form to:	please mail this form to:
Hartford Funds	Hartford Funds
P.O. Box 219060	430 W 7th Street Suite
Kansas City, MO 64121-9060	219060 Kansas City, MO 64105-1407

If you have questions or require more information, contact your financial advisor or call Hartford Funds at (888) 843-7824.

MF-10105-1	This Hartford Schroders Opportunistic Income Fund Repurchase Form is valid only in conjunction with the Repurchase Offer Notice and Repurchase Offer Terms dated January 31, 2020	Page 5 of 5 (Rev. 01/20)